TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE PAYABLES AND ACCRUED LIABILITIES
Trade payables	$ 5,739	$ 6,707
Royalties payable (note 4(b))	2,466	2,119
Goods or services received awaiting vendor invoices	4,054	3,139
Payroll related	6,532	3,380
Current portion of lease obligations (note 14)	915	846
Accrued interest payable (notes 13(a) and 13(b))	59	1,660
RSUs expected to be cash settled (note 18(b))		352
Other	891	1,472
Total trade and other current payables	$ 20,656	$ 19,675